OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$167	$163
Accrued expenses	1,438	1,681
Institution (mainly tax provision)	-	1,881
Advance rent payments	-	287
Deferred tax liability	-	97
Other	103	21

	$1,708	$4,130